Long Term Bank Deposits - Schedule of Long Term Bank Deposits (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Long Term Bank Deposit [Abstract]
Long-term bank deposits	¥ 0	¥ 117,573